SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [abstract]
Non-FFO items from equity accounted investments	$ 1,284	$ 856
Net income	7,488	4,551
Realized disposition gains in fair value changes or equity	1,445	1,116
Non-controlling interests in FFO	(6,015)	(4,964)
Financial statement components not included in FFO
Fair value changes	(1,794)	(421)
Depreciation and amortization	3,102	2,345
Deferred income taxes	(1,109)	327
Total FFO	$ 4,401	$ 3,810